Related Party Transactions (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Short-term employee benefits	5,312	4,764	15,760	14,254
Long-term employee benefits	—	105	—	329
Post-employment benefits	164	166	653	608
Termination benefits	—	—	—	476
Share-based compensation	37	38	257	281
Total	5,513	5,073	16,670	15,948